Taxes (Details 2) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Beginning balance	R$ 55,320	R$ 61,623
Realization / reversal	(20,316)	(24,750)
Increase	23,525	18,447
Ending balance	58,529	55,320
Beginning balance	4,769	5,461
Realization / reversal	(708)	(1,609)
Increase	3,344	917
Ending balance	7,405	4,769
Deferred income tax and social contribution assets	50,831	280
Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Beginning balance	461	758
Realization / reversal	(122)	(297)
Increase	3
Ending balance	342	461
Beginning balance	1	4
Realization / reversal	(1)	(3)
Ending balance		1
Reflected in income [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	52,989	60,248
Realization / reversal	(19,067)	(24,407)
Increase	21,397	17,148
Ending balance	55,319	52,989
Beginning balance	4,580	4,853
Realization / reversal	(592)	(1,029)
Increase	3,123	756
Ending balance	7,111	4,580
Provision for expected loss [member]
IfrsStatementLineItems [Line Items]
Beginning balance	28,428	27,933
Realization / reversal	(7,622)	(6,274)
Increase	13,354	6,769
Ending balance	34,160	28,428
Related to income tax and social contribution tax carryforwards [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	3,751	5,528
Realization / reversal	(1,518)	(1,952)
Increase	263	175
Ending balance	2,496	3,751
Provision for profit sharing [member]
IfrsStatementLineItems [Line Items]
Beginning balance	2,265	1,903
Realization / reversal	(2,265)	(1,903)
Increase	2,635	2,265
Ending balance	2,635	2,265
Provision for devaluation of securities with permanent impairment [member]
IfrsStatementLineItems [Line Items]
Beginning balance	998	1,570
Realization / reversal	(595)	(1,013)
Increase	409	441
Ending balance	812	998
Provision [member]
IfrsStatementLineItems [Line Items]
Beginning balance	5,848	5,845
Realization / reversal	(1,699)	(1,923)
Increase	1,585	1,926
Ending balance	5,734	5,848
Civil lawsuits [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	1,257	1,331
Realization / reversal	(400)	(591)
Increase	373	517
Ending balance	1,230	1,257
Labor claims [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	3,175	3,056
Realization / reversal	(1,204)	(1,188)
Increase	1,039	1,307
Ending balance	3,010	3,175
Tax and social security [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	1,416	1,458
Realization / reversal	(95)	(144)
Increase	173	102
Ending balance	1,494	1,416
Legal liabilities [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	822	774
Realization / reversal	(379)	(36)
Increase	21	84
Ending balance	464	822
Adjustments of operations carried out on futures settlement market [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		52
Realization / reversal		(52)
Increase	171
Ending balance	171
Beginning balance	237	452
Realization / reversal	(237)	(452)
Increase	42	237
Ending balance	42	237
Adjustment to fair value of financial assets at fair value through profit or loss [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	2,726	8,315
Realization / reversal	(2,726)	(8,315)
Increase	829	2,726
Ending balance	829	2,726
Beginning balance	71	136
Realization / reversal	(71)	(136)
Increase	1,554	71
Ending balance	1,554	71
Provision related to health insurance operations [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	362	356
Increase	22	6
Ending balance	384	362
Other Items Reflected In Income [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	7,789	7,972
Realization / reversal	(2,263)	(2,939)
Increase	2,108	2,756
Ending balance	7,634	7,789
Beginning balance	1,873	1,892
Realization / reversal	(18)	(227)
Increase	1,329	208
Ending balance	3,184	1,873
Reflected In Stockholder Equity [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	2,331	1,375
Realization / reversal	(1,249)	(343)
Increase	2,128	1,299
Ending balance	3,210	2,331
Beginning balance	189	608
Realization / reversal	(116)	(580)
Increase	221	161
Ending balance	294	189
Adjustment to fair value of financial assets at fair value through other comprehensive income [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	1,329	60
Realization / reversal	(1,127)	(30)
Increase	2,101	1,299
Ending balance	2,303	1,329
Beginning balance	182	601
Realization / reversal	(114)	(577)
Increase	221	158
Ending balance	289	182
Other Items Reflected In Income Stockholder Equity [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	541	557
Realization / reversal		(16)
Increase	24
Ending balance	565	541
Depreciation in excess - finance lease[Member]
IfrsStatementLineItems [Line Items]
Beginning balance	137	145
Realization / reversal		(8)
Increase	4
Ending balance	141	137
Adjustment of escrow deposits and provisions [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	1,422	1,404
Realization / reversal	(156)	(21)
Increase	173	39
Ending balance	1,439	1,422
Post employment benefits [member]
IfrsStatementLineItems [Line Items]
Beginning balance	6	180
Realization / reversal	(6)	(178)
Increase	17	4
Ending balance	17	6
Taxation of results abroad - capital gains [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	834	644
Realization / reversal	(104)	(7)
Increase	4	197
Ending balance	734	834
Provision for pension plan benefits [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	6	3
Realization / reversal	(1)
Increase		3
Ending balance	R$ 5	R$ 6